Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital
Schedule of share capital
	Number of shares	Amount in USD

Issued ordinary shares with USD1 par value classified as equity instruments:
As at January 1, 2022/December 31, 2022/December 31, 2023	10,000	10,000